TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Transactions With Related Parties
Schedule of transactions with related parties

	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2024	On December 31, 2023	On December 31, 2024	On December 31, 2023	On December 31, 2024	On December 31, 2023	On December 31, 2024	On December 31, 2023
Assets
Securities and derivative financial instruments	-	-	569,106	597,902	-	-	569,106	597,902
Loans and other assets	9	13	2,850,123	3,535,976	168,778	188,985	3,018,910	3,724,974
Liabilities
Customer and financial institution resources	3,984,694	3,730,162	1,135,148	971,846	457,928	521,191	5,577,770	5,223,199
Securities and subordinated debt securities issued	22,980,518	19,045,768	-	-	711,521	1,324,020	23,692,039	20,369,788
Other liabilities (4)	2,873,187	2,298,873	13,384,216	13,392,843	1,527	1,801	16,258,930	15,693,517

	Year ended on December 31 - R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Revenue and expenses
Net interest income	(2,955,759)	(3,167,555)	116,185	(143,695)	(134,856)	(196,264)	(2,974,430)	(3,507,514)
Income from services provided	120	163	165,045	250,554	85	140	165,250	250,857
Other expenses net of other operating revenues	108,791	90,378	(2,599,747)	(2,204,598)	(18,356)	(26,865)	(2,509,312)	(2,141,085)
(1)	Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A., Nova Cidade de Deus Participações S.A. and NCD Participações Ltda.;
(2)	Companies listed in Note 13;
(3)	Members of the Board of Directors and the Board of Executive Officers; and
(4)	Includes interest on equity.

Schedule of short-term benefits for management

	R$ thousands
	Year ended December 31
	2024	2023	2022
Salaries	611,936	647,189	747,558
Total	611,936	647,189	747,558

Schedule of post-employment benefits

	R$ thousands
	Year ended December 31
	2024	2023	2022
Defined contribution pension plans	547,789	613,100	554,872
Total	547,789	613,100	554,872

Schedule of equity participation

Direct ownership	On December 31, 2024	On December 31, 2023
Common shares	0.32%	0.33%
Preferred shares	0.93%	0.83%
Total shares (1)	0.63%	0.58%
(1)	On December 31, 2024, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 1.62% of common shares, 0.96% of preferred shares and 1.29% of all shares (on December 31, 2023 – 1.63% of common shares, 0.85% of preferred shares and 1.24% of all shares).